Stockholders' Equity (Deficit) and Mezzanine Equity - Common Stock Warrants Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Aug. 09, 2022	Dec. 31, 2021	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Number of Shares (in shares)		91,130
Common Stock Warrants
Class of Warrant or Right [Line Items]
Number of Shares (in shares)	0		88,756	91,310
Weighted Average Exercise Price ($ per share)	$ 0		$ 1.59	$ 1.54
Aggregate Intrinsic Value	$ 0		$ 0